Employee Benefit Plan, Description of Plan (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
General [Text Block]	General
The Plan is a voluntary defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Employees of Publix Super Markets, Inc. and its wholly owned subsidiaries, Publix Alabama, LLC, Publix Asset Management Company and Publix North Carolina Employee Services, LLC (the Company or Publix) are eligible to participate in the Plan six months after their hire date, if they are at least 18 years of age. The Plan year is a calendar year.

Plan Amendments [Text Block]	Plan Amendments
On December 5, 2023, the Plan was amended effective January 1, 2024 to expand the definition of “Hour of Service” to add time related to short-term disability benefits. Additionally, the Plan was amended on December 5, 2023 to clarify certain provisions with effective dates of January 1, 2024 and January 3, 2001. On December 10, 2024, the Plan was amended for changes required by the Setting Every Community Up for Retirement Enhancement (SECURE) 2.0 Act with an effective date of January 1, 2023.

Contributions [Policy Text Block]	Contributions
Eligible employees may contribute up to 30% of their eligible annual compensation to the Plan, subject to the maximum contribution limits established by federal law. Participants direct the investment allocations of their contributions and the earnings thereon among a variety of investment fund options offered under the Plan. A participant’s investment allocation is limited to no more than 25% in the Publix Stock Fund.
The Company may make a discretionary annual matching contribution to the accounts of eligible participants of the Plan as determined by the Company’s Board of Directors. During 2025 and 2024, the Company’s Board of Directors approved a match of 50% of an eligible participant’s annual contributions up to 3% of eligible annual compensation, not to exceed a maximum match of $750 per participant. The match is determined as of the last day of the Plan year and funded by the Company in the subsequent Plan year. The match was paid by the Company in cash and invested in accordance with eligible participants’ investment allocations at the time the match was funded.

Participant Accounts [Policy Text Block]	Participant Accounts
Two separate accounts are maintained for each participant, a Savings Contributions Account and a Matching Contributions Account (the Accounts). Plan earnings are allocated and credited to the Accounts as of each valuation date. Each participant’s share of earnings is determined by the Plan Administrator, on a weighted average basis, so that each participant receives a pro-rata share. Forfeitures of non-vested Matching Contributions Accounts of participants and of Accounts of separated participants or beneficiaries that cannot be located after two years are used to reduce future Company matching contributions. Forfeitures totaled $5,068,920 and $2,406,331 as of December 31, 2025 and 2024, respectively. Forfeitures, and earnings thereon, totaling $4,564,771 and $2,176,407 were used to reduce the Company matching contributions for the 2025 and 2024 Plan years, respectively.

Vesting [Policy Text Block]	Vesting
Participants are immediately vested in their contributions and earnings thereon. Company matching contributions and earnings thereon are generally 100% vested upon completing three years of credited service, reaching age 60, total disability or death. Matching contributions cannot be withdrawn or distributed until vested.

Notes Receivable from Participants [Policy Text Block]	Notes Receivable from Participants
All actively employed participants with available account balances may apply for a loan from their Accounts. The minimum amount a participant may borrow is $1,000. The maximum amount a participant may borrow is the lesser of: 1) 50% of the balances in the participant’s Savings Contributions Account and vested Matching Contributions Account; or 2) $50,000, less the participant’s highest outstanding loan balance during the previous 12 month period. However, the value of any shares held by the participant in the Publix Stock component of the Publix Stock Fund cannot be borrowed. Participants may initiate one loan each year and may only have one outstanding loan at a time. All administration costs incurred as a result of a loan are paid by the participant. The interest rate is determined by Voya Institutional Plan Services, the third-party Plan Administrator, each month based on the United States (U.S.) prime interest rate as published in the Wall Street Journal as of the last business day of the prior calendar month. The interest rate on a loan is fixed for the term of the loan. Participant loans are classified as notes receivable from participants in the statements of net assets available for plan benefits and measured at their unpaid principal balance plus any unpaid accrued interest.
A participant can choose a repayment term of up to five years. Repayments of principal and interest are made through after-tax payroll deductions each pay period. Repayments of principal and interest are credited pro-rata to the participant’s Savings Contributions Account and Matching Contributions Account from which the loan was originally funded and reinvested according to the participant’s current investment allocations. Upon separation of employment, all unpaid principal and unpaid accrued interest on any loan outstanding is immediately due and payable. Participants may repay a loan in total at any time after the loan has been in effect for at least 90 days and participants must wait 30 days between paying off one loan and initiating a new loan.

Distribution of Benefits [Policy Text Block]	Distribution of Benefits
Benefits are recorded when paid.
A participant who reaches age 59½ and who is actively employed by the Company may elect to withdraw all or a portion of his/her Savings Contributions Account and the vested portion of his/her Matching Contributions Account.
Upon separation of service, retirement, disability or death, a participant or his/her beneficiary may elect to receive full distribution of his/her Savings Contributions Account and vested Matching Contributions Account as of the valuation date immediately preceding the date of distribution, subject to certain restrictions on the sale of Publix Stock. If the value of a participant’s vested Accounts is $1,000 or less, the participant generally will receive an automatic distribution from the Plan as soon as administratively practicable. If the value of a participant’s vested Accounts exceeds $1,000 and the participant is not 62 years of age or older, the participant may elect to defer distribution. Payment of a deferred distribution must be made to a participant no later than April 1 of the Plan year immediately following the Plan year in which the participant reaches age 62.
If the value of a deceased participant’s Savings Contributions and Matching Contributions Accounts is $5,000 or less, the participant’s beneficiary generally will receive an automatic distribution from the Plan as soon as administratively practicable. If the value of a deceased participant’s Accounts exceeds $5,000, the beneficiary may elect to defer distribution. Payment of a deferred distribution must be made to a beneficiary other than a surviving spouse by December 31 of the calendar year containing the fifth anniversary of the participant’s death. If the beneficiary is the participant’s surviving spouse, distribution can be deferred until the participant would have reached age 70½ if the participant was born before July 1, 1949, age 72 if the participant was born on or after July 1, 1949 and would have reached age 72 on or before December 31, 2022, or age 73 if the participant would have reached age 72 after December 31, 2022.

Termination of Plan [Text Block]	Termination of Plan
The Company intends to continue the Plan indefinitely but is not contractually obligated to do so. The Company reserves the right to discontinue its contributions at any time and the right to amend or discontinue the Plan at any time. If the Plan is ever terminated, participants will be fully vested in all amounts credited to their Matching Contributions Accounts.

Basis of Accounting [Policy Text Block]	Basis of Accounting The financial statements of the Plan are prepared using the accrual basis of accounting.
Investments [Policy Text Block]	Investments
The Plan’s investments are stated at fair value. Quoted active market prices are used to value shares of mutual funds. The Publix Stock Fund is comprised of two components: Publix Stock and cash awaiting investment in Publix Stock. Cash awaiting investment in Publix Stock is invested in a short-term fixed income funding vehicle, State Street Institutional U.S. Government Money Market Fund (Premier Class), a mutual fund. Investment in Publix Stock represented 64.8% and 69.8% of the Plan’s net assets available for plan benefits as of December 31, 2025 and 2024, respectively. Because Publix Stock is not traded on an established securities market, the market price of Publix Stock is determined by the Trustee responsible for maintaining custody of the Publix Stock component of the Publix Stock Fund. As part of the process to determine the market price of Publix Stock, an independent valuation is obtained. The process includes comparing the Company’s financial results to those of comparable companies that are publicly traded (comparable publicly traded companies). The purpose of the process is to determine a value for Publix Stock that is comparable to the stock value of comparable publicly traded companies by considering both the results of the stock market and the relative financial results of comparable publicly traded companies. Valuation effective dates are generally March 1, May 1, August 1 and November 1. Readily determinable fair value is used to value the Plan’s interests in collective investment funds. There are no unfunded commitments or restrictions on redemptions by participants of the collective investment funds.

Purchases and sales of Publix Stock are recorded on the applicable valuation effective date for Publix Stock. Purchases and sales of all other securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date.

Investment Risk [Policy Text Block]	Investment Risk
Investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the Accounts of participants and the amounts reported in the financial statements and supplemental schedule of the Plan.

Use of Estimates [Policy Text Block]	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Plan to make estimates and assumptions that affect the reported amounts of net assets available for plan benefits and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of changes in net assets available for plan benefits during the reporting period. Actual results could differ from those estimates.